UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21707

PRESIDIO FUNDS

(Exact name of registrant as specified in charter)

3717 Buchanan Street, Suite 200, San Francisco, CA 94123

(Address of principal executive offices)                        (Zip code)

Kevin O’Boyle

Presidio Funds

3717 Buchanan Street, Suite 200, San Francisco, CA 94123

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 441-3034

Date of fiscal year end: April 30

Date of reporting period: July 1, 2007 – June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Presidio Fund Custodian Name: U.S. Bank, N.A.

ABAXIS, INC.

Ticker Symbol:ABAX	Cusip Number:002567105
Record Date: 8/31/2007	Meeting Date: 10/25/2007

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-CLINTON H. SEVERSON,02-R.J. BASTIANI, PH.D.,03-HENK J. EVENHUIS, 04-BRENTON G.A. HANLON,05-PRITHIPAL SINGH, PH.D.,06-E.S. TUCKER III, M.D.

	For	Issuer	For	With

2	TO RATIFY THE APPOINTMENT OF BURR, PILGER & MAYER, LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF ABAXIS, INC. FOR THE FISCAL YEAR ENDING MARCH 31,2008.	For	Issuer	For	With

ADVANCE AUTO PARTS, INC.

Ticker Symbol:AAP	Cusip Number:00751Y106
Record Date: 3/24/2008	Meeting Date: 5/15/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-JOHN C. BROUILLARD, 02-LAWRENCE P. CASTELLANI, 03-DARREN R. JACKSON, 04-NICHOLAS J. LAHOWCHIC, 05-WILLIAM S. OGLESBY, 06-GILBERT T. RAY, 07-CARLOS A. SALADRIGAS, 08-FRANCESCA M. SPINELLI

	For	Issuer	For	With

2	RATIFY THE APPOINTMENT BY OUR AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008	For	Issuer	For	With

ADVANCED ANALOGIC TECHNOLOGIES, INC

Ticker Symbol:AATI	Cusip Number:00752J108
Record Date: 4/15/2008	Meeting Date: 5/28/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-C. SUBRAMANIAM, 02-THOMAS WEATHERFORD	For	Issuer	For	With

2	TO VOTE FOR AND RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	For	Issuer	For	With

ADVANCED MEDICAL OPTICS, INC.

Ticker Symbol:EYE	Cusip Number:00763M108
Record Date: 3/31/2008	Meeting Date: 5/29/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	01-JAMES V. MAZZO, 02-ROBERT J. PALMISANO, 03-JAMES O. ROLLANS	Split	Issuer	For	With/Against	WITHHOLD AUTHORITY TO VOTE FOR: 01-JAMES V. MAZZO

2	TO APPROVE RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With

3	TO RE-APPROVE THE ADVANCED MEDICAL OPTICS,INC. 2002 BONUS PLAN	Against	Issuer	For	Against

4	TO APPROVE THE 2004 STOCK INCENTIVE PLAN TO ALLOW BROADER UTILIZATION	Against	Issuer	For	Against

AFTERMARKET TECHNOLOGY CORP.

Ticker Symbol:ATAC	Cusip Number:008318107
Record Date: 4/7/2008	Meeting Date: 6/3/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-ROBERT L. EVANS, 02-CURTLAND E. FIELDS, 03-DR. MICHAEL J. HARTNETT, 04-DONALD T. JOHNSON,JR., 05-MICHAEL D. JORDAN, 06-S. LAWERENCE PRENDERGAST, 07-EDWARD STEWART

	For	Issuer	For	With

ARGON ST, INC.

Ticker Symbol:STST	Cusip Number:040149106
Record Date: 1/2/2008	Meeting Date: 2/26/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1-01-TERRY L. COLLINS,02-S. KENT ROCKWELL,03-JOHN IRVIN,04-VICTOR F. SELLIER,05-THOMAS E. MURDOCK,06-LLOYD A. SEMPLE,07-PETER A. MARINO,08-DAVID C. KARLGAARD,09-ROBERT MCCASHIN,10-MAUREEN BAGINSKI

	For	Issuer	For	With

2	TO RATIFY AND APPROVE THE 2008 ARGON EQUITY INCENTIVE PLAN.	For	Issuer	For	With

3	TO RATIFY THE AUDIT COMMITTEE'S SELECTION OF GRANT THORNTON LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2008.	For	Issuer	For	With

BOSTON SCIENTIFIC CORPORATION

Ticker Symbol:BSX	Cusip Number:101137107
Record Date: 3/7/2008	Meeting Date: 5/6/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-URSULA M. BURNS,02-WARREN B. RUDMAN,03-JAMES R. TOBIN,04-NANCY-ANN DEPARLE,05-J. RAYMOND ELLIOTT,06-MARYE ANNE FOX, 07-RAY J.GROVES,08-N.J. NICHOLAS, JR.,09-PETE M. NICHOLAS,10-JOHN E. PEPPER

	Split	Issuer	For	With/Against	WITHHOLD AUTHORITY TO VOTE FOR: 02-WARREN B. RUDMAN,06-MARYE ANNE FOX,08-N.J. NICHOLAS

2	APPROVAL OF AN AMENDMENT AND RESTATEMENT OF THE 2003 LONG-TERM INCENTIVE PLAN.	Against	Issuer	For	Against

3	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR FISCAL YEAR 2008.	For	Issuer	For	With

BROADCOM CORPORATION

Ticker Symbol:BRCM	Cusip Number:111320107
Record Date: 4/21/2008	Meeting Date: 6/19/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-GEORGE L. FARINSKY, 02-NANCY H. HANDEL, 03-EDDY W. HARTENSTEIN, 04-JOHN E. MAJOR, 05-SCOTT A MCGREGOR, 06-ALAN E. ROSS, 07-HENRY SAMUELI,PH.D., 08-ROBERT E. SWITZ

	Split	Issuer	For	With/Against	WITHHOLD AUTHORITY TO VOTE FOR: 01-GEORGE L. FARINSKY

2	TO APPROVE AN AMENDMENT AND RESTATEMENT OF BROADCOM'S 1998 STOCK INCENTIVE PLAN, AS PREVIOUSLY AMENDED AND RESTATED, ALL AS MORE FULLY DESCRIBED IN THE PRIOXY STATEMENT.	Split	Issuer	For	With/Against

3	TO APPROVE AN AMENDMENT AND RESTATEMENT OF BROADCOM'S 1998 EMPLOYEE STOCK PURCHASE PLAN, AS PREVIOUSLY AMENDED AND RESTATED, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Against	Issuer	For	Against

4	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2008.	For	Issuer	For	With

CALLIDUS SOFTWARE INC.

Ticker Symbol:CALD	Cusip Number:13123E500
Record Date: 4/9/2008	Meeting Date: 6/3/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-WILLIAM B. BINCH, 02-MICHELE VION	Split	Issuer	For	With/Against	WITHHOLD AUTHORITY TO VOTE FOR: 02-MICHELE VION

2	TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	For	Issuer	For	With

CARDINAL HEALTH, INC.

Ticker Symbol:CAH	Cusip Number:14149Y108
Record Date: 9/10/2007	Meeting Date: 11/7/2007

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-COLLEEN F. ARNOLD,02-R. KERRY CLARK,03-GEORGE H. CONRADES, 04-CALVIN DARDEN,05-JOHN F. FINN,06-PHILIP L. FRANCIS,07-GREGORY B. KENNY, 08-RICHARD C. NOTEBAERT,09-DAVID W. RAISBECK,10-ROBERT D. WALTER

	For	Issuer	For	With

2	PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2008.	For	Issuer	For	With

3	PROPOSAL TO APPROVE AMENDMENTS TO THE CODE OF REGULATIONS TO REDUCE THE SHAREHOLDER SUPERMAJORITY VOTE REQUIREMENTS TO A MAJORITY VOTE.	For	Issuer	For	With

4	PROPOSAL TO ADOPT AND APPROVE THE 2007 NONEMPLOYEE DIRECTORS EQUITY INCENTIVE PLAN.	For	Issuer	For	With

5	SHAREHOLDER PROPOSAL REGARDING AN ANNUAL SHAREHOLDER ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	Against	Against

6	SHAREHOLDER PROPOSAL REGARDING PERFORMANCE-BASED STOCK OPTIONS.	For	Issuer	Against	Against

CARTER'S, INC.

Ticker Symbol:CRI	Cusip Number:146229109
Record Date: 3/28/2008	Meeting Date: 5/9/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-BRADLEY M. BLOOM, 02-A.BRUCE CLEVERLY, 03-FREDERICK J. ROWAN, II	For	Issuer	For	With

2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2008	For	Issuer	For	With

CASUAL MALE RETAIL GROUP, INC.

Ticker Symbol:CMRG	Cusip Number:148711104
Record Date: 6/1/2007	Meeting Date: 7/31/2007

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-SEYMOUR HOLTZMAN,02-DAVID A. LEVIN,03-ALAN S. BERNIKOW,04-JESSE CHOPER,05-WARD K. MOONEY,06-GEORGE T. PORTER, JR.-07-MITCHELL S. PRESSER,08-ROBERT L. SOCKOLOV

	Split	Issuer	For	With/Against	WITHHOLD AUTHORITY TO VOTE FOR: 04-JESSE CHOPER

2	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

COGNEX CORPORATION

Ticker Symbol:CGNX	Cusip Number:192422103
Record Date: 2/22/2008	Meeting Date: 4/17/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES O1-PATRICK A. ALIAS,02-JERALD G. FISHMAN,03-THEODOR KRANTZ	For	Issuer	For	With

COMPUWARE CORPORATION

Ticker Symbol:CPWR	Cusip Number:205638109
Record Date: 7/2/2007	Meeting Date: 8/28/2007

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-DENNIS W. ARCHER,02-GURMINDER S. BEDI,03-WILLIAM O. GRABE,04-WILLIAM R. HALLING,05-PETER KARMANOS,JR.,06-FAYE ALEXANDER NELSON,07-GLENDA D. PRICE,08-W.JAMES PROWSE,09-G. SCOTT ROMNEY

	Split	Issuer	For/Against	With/Against	01-DENNIS W. ARCHER,04-WILLIAM R. HALLING,05-PETER KARMANOS,JR.,06-FAYE ALEXANDER NELSON,07-GLENDA D. PRICE,08-W.JAMES PROWSE,09-G. SCOTT ROMNEY

2	THE RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

3	THE APPROVAL OF THE 2007 LONG TERM INCENTIVE PLAN.	Against	Issuer	For	Against

CONMED CORPORATION

Ticker Symbol:CNMD	Cusip Number:207410101
Record Date: 3/31/2008	Meeting Date: 5/15/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-EUGENE R. CORASANTI, 02-JOSEPH J. CORASANTI, 03-BRUCE F. DANIELS, 04-JO ANN GOLDEN, 05-STEPHEN M. MANDIA, 06-STUART J. SCHWARTZ, 07-MARK E TRYNISKI

	For	Issuer	For	With

2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT ACCOUNTANTS FOR THE COMPANY FOR 2008.	For	Issuer	For	With

EAGLE TEST SYSTEMS, INC.

Ticker Symbol:EGLT	Cusip Number:270006109
Record Date: 12/14/2008	Meeting Date: 1/31/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-THEODORE D. FOXMAN,02-WILLIAM H. GIBBS	For	Issuer	For	With

EMS TECHNOLOGIES, INC.

Ticker Symbol:ELMG	Cusip Number:26873N108
Record Date: 3/17/2008	Meeting Date: 5/2/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-HERMANN BUERGER,02-PAUL B. DOMORSKI,03-FRANCIS J. ERBRICK,04-JOHN R. KREICK,05-JOHN B. MOWELL,06-THOMAS W. O'CONNELL,07-BRADFORD W. PARKISON,08-NORMAN E. THAGARD,09-JOHN L. WOODWARD,JR.

	Split	Issuer	For	With/Against	WITHHOLD AUTHORITY TO VOTE FOR: 01-HERMANN BUERGER

2	PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2008.	For	Issuer	For	With

ERESEARCH TECHNOLOGY, INC.

Ticker Symbol:ERES	Cusip Number:29481V108
Record Date: 3/4/2008	Meeting Date: 5/1/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-JOEL MORGANROTH, MD,02-STEPHEN S. PHILLIPS	For	Issuer	For	With

2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.	For	Issuer	For	With

FARO TECHNOLOGIES, INC.

Ticker Symbol:FARO	Cusip Number:311642102
Record Date: 4/14/2008	Meeting Date: 5/13/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-JAY W. FREELAND, 02-STEPHEN R. COLE, 03-MARVIN R. SAMBUR, 04-JOHN DONOFRIO	For	Issuer	For	With

FTI CONSULTING, INC.

Ticker Symbol:FCN	Cusip Number:302941109
Record Date: 3/19/2008	Meeting Date: 6/10/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-MARK H. BEREY, 02-JACK B. DUNN, IV, 03-GERARD E. HOLTHAUS	For	Issuer	For	With

2	APPROVE THE ADDITION OF 1,000,000 SHARES OF COMMON STOCK TO THE FTI CONSULTING, INC. 2006 GLOBAL LONG-TERM INCENTIVE PLAN.	For	Issuer	For	With

3	RATIFY THE APPOINTMENT OF KPMG LLP AS FTI CONSULTING, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	For	Issuer	For	With

GENTEX CORPORATION

Ticker Symbol:GNTX	Cusip Number:371901109
Record Date: 3/20/2008	Meeting Date: 5/15/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-KENNETH LA GRAND, 02-ARLYN LANTING, 03-RANDE SOMMA	For	Issuer	For	With

2	TO ACT UPON A PROPOSAL TO APPROVE THE FIRST AMENDMENT TO THE GENTEX CORPORATION SECOND RESTRICTED STOCK PLAN.	For	Issuer	For	With

3	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S AUDITORS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2008.	For	Issuer	For	With

GOLDCORP INC.

Ticker Symbol:GG	Cusip Number:380956409
Record Date: 3/28/2008	Meeting Date: 5/20/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

A

VOTING RECOMMENDATION: FOR ALL THE NOMINEES PROPOSED AS DIRECTORS 01-IAN W. TELFER, 02-DOUGLAS M. HOLTBY, 03 C. KEVIN MCARTHUR, 04-JOHN P. BELL, 05-LAWRENCE L. BELL, 06-BEVERLEY A. BRISCOE, 07-PETER J. DEY, 08-RANDY REIFEL, 09-A. DAN ROVIG, 10-KENNETH F. WILLIAMSON

	For	Issuer	For	With

B	IN RESPECT OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP, CHARTERED ACCOUNTANTS, AS AUDITORS AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION;	For	Issuer	For	With

C	A RESOLUTION APPROVING AMENDMENTS TO THE COMPANY'S 2005 STOCK OPTION PLAN, AS MORE PARTICULARLY DESCRIBED IN THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR;	Against	Issuer	For	Against

D	A RESOLUTION APPROVING AMENDMENTS TO THE COMPANY'S RESTRICTED SHARE PLAN, AS MORE PARTICULARLY DESCRIBED IN THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR;	Against	Issuer	For	Against

E	A RESOLUTION CONFIRMING A NEW GENERAL BY-LAW FOR THE COMPANY, AS MORE PARTICULARLY DESCRIBED IN THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR.	For	Issuer	For	With

HELEN OF TROY LIMITED

Ticker Symbol:HELE	Cusip Number:G4388N106
Record Date: 6/25/2007	Meeting Date: 8/21/2007

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-GARY B. ABROMOVITZ,02-JOHN B. BUTTERWORTH,03-TIMOTHY F. MEEKER,04-BYRON H. RUBIN,05-GERALD J. RUBIN,06-STANLEE N. RUBIN,07-ADOLPHO R. TELLES,08-DARREN G. WOODY

	Split	Issuer	For/Against	With/Against	04-BYRON H. RUBIN,06-STANLEE N. RUBIN

2	TO APPROVE AN AMENDMENT TO THE COMPANY'S BYE-LAWS TO MAKE THE COMPANY ELIGIBLE FOR A DIRECT REGISTRATION PROGRAM	For	Issuer	For	With

3

TO APPOINT GRANT THORNTON LLP AS THE COMPANY'S AUDITOR AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO SERVE FOR THE 2008 FISCAL YEAR AND TO AUTHORIZE THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO SET THE AUDITOR'S REMUNERATION

	For	Issuer	For	With

ICT GROUP, INC.

Ticker Symbol:ICTG	Cusip Number:44929Y101
Record Date: 4/14/2008	Meeting Date: 5/30/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-DONALD P. BRENNAN, 02-GORDAN J. COBURN	For	Issuer	For	With

2	PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,2008.	For	Issuer	For	With

IKON OFFICE SOLUTIONS, INC.

Ticker Symbol:IKN	Cusip Number:451713101
Record Date: 12/31/2007	Meeting Date: 2/27/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-PHILIP E. CUSHING,02-MATTHEW J. ESPE,03-THOMAS R. GIBSON,04-RICHARD A. JALKUT,05-ARTHUR E. JOHNSON,06-KURT M. LANDGRAF,07-GERALD LUTERMAN,08-WILLIAM E.MCCRACKEN,09-WILLIAM L. MEDDAUGH,10-HELLENE S. RUNTAGH,11-ANTHONY P. TERRACCIANO

	For	Issuer	For	With

2	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS IKON'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2008.	For	Issuer	For	With

INTER PARFUMS, INC.

Ticker Symbol:IPAR	Cusip Number:458334109
Record Date: 6/22/2007	Meeting Date: 7/26/2007

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-JEAN MADAR,02-PHILIPPE BENACIN, 03-RUSSELL GREENBERG,04-FRANCOIS HEILBRONN,05-JOSEPH A. CACCAMO,06-JEAN LEVY,07-R. BENSOUSSAN-TORRES,08-JEAN CAILLIAU,09-PHILIPPE SANTI,10-SERGE ROSINOER,11-PATRICK CHOEL

	For	Issuer	For	With

JO-ANN STORES, INC.

Ticker Symbol:JAS	Cusip Number:47758P307
Record Date: 4/14/2008	Meeting Date: 6/11/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-JOSEPH DEPINTO, 02-IRA GUMBERG, 03-PATRICIA MORRISON, 04-FRANK NEWMAN, 05-DAVID PERDUE, 06-BERYL RAFF, 07-TRACEY TRAVIS, 08-DARRELL WEBB

	For	Issuer	For	With

2	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP TO SERVE AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING JANUARY 31, 2009.	For	Issuer	For	With

3	TO APPROVE A NEW INCENTIVE COMPENSATION PLAN.	For	Issuer	For	With

4	TO APPROVE A NEW ASSOCIATE STOCK OWNERSHIP PLAN.	For	Issuer	For	With

KEYSTONE AUTOMOTIVE INDUSTRIES, INC

Ticker Symbol:KEYS	Cusip Number:49338N109
Record Date: 6/28/2007	Meeting Date: 8/1/2007

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-RONALD G. FOSTER,02-JAMES R. GERRITY,03-RICHARD L. KEISTER,04-TIMOTHY C. MCQUAY,05-KEITH M. THOMPSON,06-JOHN R. MOORE,07-STEPHEN A. RHODES

	For	Issuer	For	With

2	PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With

LEARNING TREE INTERNATIONAL,INC.

Ticker Symbol:LTRE	Cusip Number:522015106
Record Date: 1/22/2008	Meeting Date: 3/20/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-NICHOLAS R. SCHACHT,02-HOWARD A. BAIN III,03-CURTIS A. HESSLER	For	Issuer	For	With

LIZ CLAIBORNE, INC.

Ticker Symbol:LIZ	Cusip Number:539320101
Record Date: 3/18/2008	Meeting Date: 5/15/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1C	ELECTION OF DIRECTOR: WILLIAM L. MCCOMB	For	Issuer	For	With

1D	ELECTION OF DIRECTOR: OLIVER R. SOCKWELL	For	Issuer	For	With

1A	ELECTION OF DIRECTOR: KENNETH B. GILMAN	For	Issuer	For	With

1B	ELECTION OF DIRECTOR: KAY KOPLOVITZ	For	Issuer	For	With

2	RATIFICATION OF THE APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With

3	STOCKHOLDER PROPOSAL CONCERNING SIMPLE MAJORITY VOTE	For	Stockholder	Against	Against	THE BOARD OF DIRECTORS RECOMMENDS YOU VOTE """"AGAINST"""" PROPOSAL 3

MERCURY GENERAL CORPORATION

Ticker Symbol:MCY	Cusip Number:589400100
Record Date: 3/17/2008	Meeting Date: 5/14/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-GEORGE JOSEPH, 02-CHARLES E. MCCLUNG, 03-DONALD R. SPUEHLER, 04-RICHARD E. GRAYSON, 05-DONALD P. NEWELL, 06-BRUCE A. BUNNER, 07-NATHAN BESSIN, 08-MICHAEL D. CURTIUS, 09-GABRIEL TIRADOR

	Split	Issuer	For	With/Against	WITHHOLD AUTHORITY TO VOTE FOR: 03-DONALD R. SPUEHLER, 04-RICHARD E. GRAYSON

2	TO APPROVE THE MERCURY GENERAL CORPORATION SENIOR EXECUTIVE INCENTIVE BONUS PLAN	For	Issuer	For	With

NEWELL RUBBERMAID, INC.

Ticker Symbol:NWL	Cusip Number:651229106
Record Date: 3/14/2008	Meeting Date: 5/6/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1C	ELECTION OF DIRECTOR: WILLIAM D. MAROHN	For	Issuer	For	With

1D	ELECTION OR DIRECTOR RAYMOND G. VIAULT	For	Issuer	For	With

2	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR 2008.	For	Issuer	For	With

3	APPROVE THE COMPANY'S MANAGEMENT CASH BONUS PLAN.	Against	Issuer	For	Against

4	APPROVE THE AMENDMENT AND RESTATEMENT OF THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE SUPERMAJORITY VOTE REQUIREMENTS AND THE FAIR PRICE PROVISION.	For	Issuer	For	With

1A	ELECTION OF DIRECTOR: MICHAEL T. COWHIG	For	Issuer	For	With

1B	ELECTION OF DIRECTOR: MARK D. KETCHUM	For	Issuer	For	With

NEWMONT MINING CORPORATION

Ticker Symbol:NEM	Cusip Number:651639106
Record Date: 2/22/2008	Meeting Date: 4/23/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-G.A. BARTON,02-V.A. CALARCO,03-J.A. CARRABBA,04-N. DOYLE,05-V.M. HAGEN,06-M.S. HAMSON,07-R.J. MILLER,08-R.T. O'BRIEN,09-J.B. PRESCOTT,10-D.C. ROTH,11-J.V. TARANIK

	For	Issuer	For	With

2	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS FOR 2008.	For	Issuer	For	With

3	STOCKHOLDER PROPOSAL TO APPROVE MAJORITY VOTING FOR THE ELECTION OF DIRECTORS IN A NON-CONTESTED ELECTION IF INTRODUCED AT THE MEETING	For	Stockholder	Against	Against

4	STOCKHOLDER PROPOSAL REGARDING INDEPENDENT BOARD CHAIRMAN IF INTRODUCED AT THE MEETING	For	Stockholder	Against	Against

NORTEL NETWORKS CORPORATION

Ticker Symbol:NT	Cusip Number:656568508
Record Date: 3/14/2008	Meeting Date: 5/7/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

2	THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE FOR THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS.	For	Issuer	For	With

3	THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE FOR THE AMENDMENTS TO THE NORTEL 2005 STOCK INCENTIVE PLAN, AS AMENDED AND RESTATED.	Against	Issuer	For	Against

4

THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE FOR THE AMENDMENTS TO THE NORTEL GLOBAL STOCK PURCHASE PLAN, AS AMENDED AND RESTATED, THE NORTEL U.S. STOCK PURCHASE PLAN, AS AMENDED AND RESTATED, AND THE NORTEL STOCK PURCHASE PLAN FOR MEMBERS OF THE NORTEL SAVINGS AND RETIREMENT PROGRAM, AS AMENDED.

	Against	Issuer	For	Against

5	THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE FOR THE ADOPTION OF THE NORTEL U.S. STOCK PURCHASE PLAN, AS AMENDED AND RESTATED.	Against	Issuer	For	Against

1

THE BOARD OF DIRECTORS RECOMMENDS FOR ALL THE FOLLOWING NOMINEES: 01-JALYNN H. BENNETT, 02-DR. MANFRED BISCHOFF, 03-THE HON. JAMES B. HUNT, JR., 04-DR. KRISTINA M. JOHNSON, 05-JOHN A. MACNAUGHTON, 06-THE HON. JOHN P. MANLEY, 07-RICHARD D. MCCORMICK, 08-CLAUDE MONGEAU, 09-HARRY J. PEARCE, 10-JOHN D. WATSON, 11-MIKE S. ZAFIROVSKI

	Split	Issuer	For	With/Against	WITHHOLD AUTHORITY TO VOTE FOR: 03-THE HON. JAMES B. HUNT, JR. 04-DR. KRISTINA M. JOHNSON, 06-THE HON. JOHN P. MANLEY

OCCIDENTAL PETROLEUM CORPORTION

Ticker Symbol:OXY	Cusip Number:674599105
Record Date: 3/12/2008	Meeting Date: 5/2/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

01-SPENCER ABRAHAM, 02-RONALD W. BURKLE, 03-JOHN S. CHALSTY, 04-EDWARD P. DJEREJIAN, 05-JOHN E. FEICK, 06-RAY R. IRANI, 07-IRVIN W. MALONEY, 08-AVEDICK B. POLADIAN, 09-RODOLFO SEGOVIA, 10-AZIZ D. SYRIANI, 11-ROSEMARY TOMICH, 12-WALTER L. WEISMAN

	Split	Issuer	For	With/Against	WITHHOLD AUTHORITY TO VOTE FOR: 03-JOHN S. CHALSTY, 07-IRVIN W. MALONEY, 11-ROSEMARY TOMICH, 12-WALTER L. WEISMAN

2	RATIFICATION OF SELECTION OF KPMG AS INDEPENDENT AUDITORS.	For	Issuer	For	With

3	SCIENTIFIC REPORT ON GLOBAL WARNING	Against	Stockholder	Against	With

4	ADVISORY VOTE ON EXECUTIVE COMPENSATION	Against	Stockholder	Against	With

5	INDEPENDENCE OF COMPENSATION COMSULTANTS.	Against	Stockholder	Against	With

6	PAY-FOR-SUPERIOR-PERFORMANCE PRINCIPLE	Against	Stockholder	Against	With

7	SPECIAL SHAREHOLDER MEETINGS.	Against	Stockholder	Against	With

OMNICELL, INC.

Ticker Symbol:OMCL	Cusip Number:68213N109
Record Date: 3/7/2008	Meeting Date: 4/22/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-RANDY D. LINDHOLM. 02-SARA J. WHITE,03-WILLIAM H. YOUNGER, JR.	Split	Issuer	For	With/Against	WITHHOLD AUTHORITY TO VOTE FOR: 03-WILLIAM H.YOUNGER, JR.

2	PROPOSAL TO RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31. 2008.	For	Issuer	For	With

PIER I IMPORTS, INC.

Ticker Symbol:PIR	Cusip Number:720279108
Record Date: 4/21/2008	Meeting Date: 6/20/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1A	ELECTION OF DIRECTOR: JOHN H. BURGOYNE	Against	Issuer	For	Against

1B	ELECTION OF DIRECTOR: MICHAEL R. FERRARI	Against	Issuer	For	Against

1C	ELECTION OF DIRECTOR: ROBERT B. HOLLAND, III	For	Issuer	For	With

1D	ELECTION OF DIRECTOR: KAREN W. KATZ	For	Issuer	For	With

1E	ELECTION OF DIRECTOR: TERRY E. LONDON	For	Issuer	For	With

1F	ELECTION OF DIRECTOR: ALEXANDER W. SMITH	For	Issuer	For	With

1G	ELECTION OF DIRECTOR: CECE SMITH	For	Issuer	For	With

1H	ELECTION OF DIRECTOR: TOM M. THOMAS	For	Issuer	For	With

2	PROPOSAL TO APPROVE A RESTATEMENT AND AMENDMENT OF THE PIER 1 IMPORTS, INC. STOCK PURCHASE PLAN.	For	Issuer	For	With

3	PROPOSAL TO RATIFY THE AUDIT COMMITTEE'S APPROVAL TO ENGAGE ERNST & YOUNG LLP AS PIER 1 IMPORTS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2009.	For	Issuer	For	With

4	SHAREHOLDER PROPOSAL-PAY-FOR-SUPERIOR-PERFORMANCE.	Against	Stockholder	Against	With

POWER INTEGRATIONS, INC.

Ticker Symbol:POWI	Cusip Number:739276103
Record Date: 9/28/2007	Meeting Date: 11/7/2007

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-ALAN D. BICKELL,02-BALAKRISHNAN S. IYER	For	Issuer	For	With

2	TO APPROVE THE AMENDMENT TO THE POWER INTEGRATIONS,INC. RESTATED CERTIFICATE OF INCORPORATION TO DECLASSIFY THE BOARD OF DIRECTORS.	For	Issuer	For	With

3

TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE POWER INTEGRATIONS, INC. 1997 STOCK OPTION PLAN (TO BE RENAMED THE POWER INTEGRATIONS, INC. 2007 EQUITY INCENTIVE INCENTIVE PLAN) PRIMARILY FOR THE PURPOSE OF EXPANDING THE TYPES OF EQUITY AWARDS THAT MAY BE GRANTED UNDER THE PLAN.

	For	Issuer	For	With

4	TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF POWER INTEGRATIONS,INC. FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.	For	Issuer	For	With

POWER INTEGRATIONS, INC.

Ticker Symbol:POWI	Cusip Number:739276103
Record Date: 4/23/2008	Meeting Date: 6/13/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-BALU BALAKRISHNAN, 02-ALAN D. BICKELL, 03-NICHOLAS E. BRATHWAITE, 04-R. SCOTT BROWN, 05-JAMES FIEBIGER, 06-BALAKRISHNAN S. IYER, 07-E. FLOYD KVAMME, 08-STEVEN J. SHARP

	Split	Issuer	For	With/Against	WITHHOLD AUTHORITY TO VOTE FOR: 04-R. SCOTT BROWN, 08-STEVEN J. SHARP

2	TO APPROVE AN AMENDMENT AND RESTATEMENT OF THE POWER INTEGRATIONS 1997 OUTSIDE DIRECTORS STOCK OPTION PURCHASE PLAN, AS DESCRIBED IN THE PROXY STATEMENT	Against	Issuer	For	Against

3	TO APPROVE AN AMENDMENT AND RESTATEMENT OF THE POWER INTEGRATIONS 1997 EMPLOYEE STOCK OPTION PURCHASE PLAN,AS DESCRIBED IN THE PROXY STATEMENT.	Against	Issuer	For	Against

4	TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF POWER INTEGRATION, INC. FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	For	Issuer	For	With

SONIC SOLUTIONS

Ticker Symbol:SNIC	Cusip Number:835460106
Record Date: 5/14/2008	Meeting Date: 6/12/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-ROBERT J. DORIS, 02-PETER J. MARGUGLIO, 03-R. WARREN LANGLEY, 04-ROBERT M. GREBER, 05-MARY C. SAUER	Split	Issuer	For	Against	WITHHOLD AUTHORITY TO VOTE FOR: 02-PETER J. MARGUGLIO, 03-R. WARREN LANGLEY, 04-ROBERT M. GREBER, 05-MARY C. SAUER

SPSS INC.

Ticker Symbol:SPSS	Cusip Number:78462K102
Record Date: 3/10/2008	Meeting Date: 4/24/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

2	APPROVAL OF THE SPSS INC. LONG TERM INCENTIVE PLAN.	Against	Issuer	For	Against

3	RATIFICATION OF THE APPOINTMENT OF GRANT THORNTON LLP AS INDEPENDENT AUDITORS OF SPSS FOR FISCAL YEAR 2008.	For	Issuer	For	With

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-WILLIAM BINCH,02-CHARLES R. WHITCHURCH	For	Issuer	For	With

SUN MICROSYSTEMS, INC.

Ticker Symbol:JAVA	Cusip Number:866810104
Record Date: 9/10/2007	Meeting Date: 11/8/2007

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND:A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-SCOTT G. MCNEALY,02-JAMES L. BARKSDALE,03-STEPHEN M. BENNETT,04-PETER L.S. CURRIE,05-ROBERT J. FINOCCHIO,JR,06-MICHAEL E. MARKS,07-PATRICIA E. MITCHELL,08-M. KENNETH OSHMAN,09-P. ANTHONY RIDDER,10-JONATHAN I. SCHWARTZ

	For	Issuer	For	With

2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2008.	For	Issuer	For	With

3	APPROVAL OF SUN'S 2007 OMNIBUS INCENTIVE PLAN.	Against	Issuer	For	Against

4	APPROVAL OF AMENDMENT TO SUN'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO EFFECT A ONE-FOR-FOUR REVERSE STOCK SPLIT OF COMMON STOCK.	For	Issuer	For	With

5	CONSIDERATION OF A STOCKHOLDER PROPOSAL,IF PROPERLY PRESENTED AT THE MEETING, REGARDING ADVISORY VOTE ON COMPENSATION.	Against	Stockholder	Against	With	THE BOARD OF DIRECTORS RECOMMENDS A VOTE """"AGAINST""" EACH OF PROPOSALS 5 AND 6

6	CONSIDERATION OF A STOCKHOLDER PROPOSAL,IF PROPERLY PRESENTED AT THE MEETING,REGARDING SIMPLE MAJORITY VOTE.	For	Stockholder	Against	Against

SYNPLICITY, INC.

Ticker Symbol:SYNP	Cusip Number:87160Y108
Record Date: 3/31/2008	Meeting Date: 5/14/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	PROPOSAL TO APPROVE THE TERMS OF THE AGREEMENT AND PLAN OF MERGER, DATED MARCH 20,2008, BY AND AMONG SYNOPSYS, INC., ST. ANDREWS ACQUISITION CORP. AND SYNPLICITY, INC.	For	Issuer	For	With

2	PROPOSAL TO ADJOURN THE SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES IN FAVOR OF APPROVAL OF THE MERGER AGREEMENT.	For	Issuer	For	With

THE COOPER COMPANIES, INC.

Ticker Symbol:COO	Cusip Number:216648402
Record Date: 2/4/2008	Meeting Date: 3/18/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-A. THOMAS BENDER,02-MICHAEL H. KALKSTEIN,03-JODY S. LINDELL,04-MOSES MARX,05-DONALD PRESS,06-STEVEN ROSENBERG,07-A.E. RUBENSTEIN,M.D.,08-ROBERT S. WEISS,09-STANLEY ZINBERG, M.D.

	Against	Issuer	For	Against	WITHHOLD AUTHORITY TO VOTE FOR: ALL NOMINEES

2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COOPER COMPANIES,INC. FOR THE FISCAL YEAR ENDING OCTOBER 31, 2008.	For	Issuer	For	With

TREASURY ONLY PORTFOLIO-CLASS I

Ticker Symbol:FSIXX	Cusip Number:233809300
Record Date: 2/19/2008	Meeting Date: 4/16/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1

DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-JAMES C. CURVEY,02-ALBERT R. GAMPER, JR.,03-GEORGE H. HEILMEIER,04-ARTHUR E. JOHNSON,05-EDWARD C. JOHNSON 3D,06-JAMES H. KEYES,07-MARIE L. KNOWLES,08-KENNETH L. WOLFE

	Split	Issuer	For	With/Against	WITHHOLD AUTHORITY TO VOTE FOR: 02-ALBERT R. GAMPER

TTI TEAM TELECOM INTERNATIONAL LTD.

Ticker Symbol:TTIL	Cusip Number:M88258104
Record Date: 11/19/2007	Meeting Date: 12/20/2007

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

2	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-MEIR LIPSHES,02-MEIR DVIR,03-ILAN TOKER,04-LIOR BREGMAN	For	Issuer	For	With

1

TO APPOINT KOST,FORER,GABBAY & KASIERER AS THE COMPANY'S INDEPENDENT AUDITORS UNTIL IMMEDIATELY FOLLOWING THE NEXT ANNUAL GENERAL MEETING OF SHAREHOLDERS, AND TO AUTHORIZE THE BOARD OF DIRECTORS OF THE COMPANY TO FIX THEIR RENUMERATION IN ACCORDANCE WITH THE VOLUME AND NATURE OF THEIR SERVICES, OR TO DELEGATE TO THE AUDIT COMMITTEE THEREOF TO DO SO.

	For	Issuer	For	With

3

TO APPROVE A DIRECTORS AND OFFICERS LIABILITY INSURANCE POLICY, AND TO APPROVE ITS FUTURE RENEWAL OR EXTENSION, OR THE PURCHASE OF ANOTHER DIRECTORS AND OFFICERS LIABILITY INSURANCE POLICY THAT WILL MEET SPECIFIED CONDITIONS.

	For	Issuer	For	With

4	TO CONSIDER THE FINANCIAL STATEMENTS OF THE COMPANY FOR THE YEAR ENDED DECEMBER 31,2006.	For	Issuer	For	With

5	TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.	For	Issuer	For	With

TTI TEAM TELECOM INTERNATIONAL LTD.

Ticker Symbol:TTIL	Cusip Number:M88258104
Record Date: 5/6/2008	Meeting Date: 6/12/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	TO APPROVE THE GRANT TO MEIR LIPSHES, THE CHAIRMAN OF THE BOARD OF DIRECTORS OF THE COMPANY AND THE CHIEF EXECUTIVE OFFICER OF THE COMPANY, OF AN ANNUAL BONUS FOR THE YEAR 2007.	For	Issuer	For	With

2	TO APPROVE AN AMENDMENT TO ARTICLE 26 OF THE AMENDED AND RESTATED ARTICLES OF ASSOSICATION OF THE COMPANY IN RELATION TO THE REQUISITE QUORUM AT SHAREHOLDERS MEETINGS.	Against	Issuer	For	Against

UAP HOLDING CORP.

Ticker Symbol:UAPH	Cusip Number:903441103
Record Date: 6/22/2007	Meeting Date: 7/26/2007

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-STEVEN GOLD,02-SCOTT THOMPSON	For	Issuer	For	With

2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY.	For	Issuer	For	With

3	RATIFICATION OF THE UAP HOLDING CORP. 2007 LONG-TERM INCENTIVE PLAN.	Against	Issuer	For	Against

VOLTERRA SEMICONDUCTOR CORP.

Ticker Symbol:VLTR	Cusip Number:928708106
Record Date: 2/29/2008	Meeting Date: 4/18/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-EDWARD ROSS	For	Issuer	For	With

2

TO RATIFY THE SELECTION OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF VOLTERRA SEMICONDUCTOR CORPORATION FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2008.

	For	Issuer	For	With

WHITING PETROLEUM CORPORATION

Ticker Symbol:WLL	Cusip Number:966387102
Record Date: 3/14/2008	Meeting Date: 5/6/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-PALMER L. MOE, 02-D. SHERWIN ARTUS	For	Issuer	For	With

2	APPROVAL OF PERFORMANCE GOALS AND RELATED MATTERS UNDER THE 2003 EQUITY INCENTIVE PLAN.	For	Issuer	For	With

3	RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

WILLBROS GROUP, INC.

Ticker Symbol:WG	Cusip Number:969199108
Record Date: 4/4/2008	Meeting Date: 5/29/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-MICHAEL J. BAYER, 02-WILLIAM B. BERRY, 03-ARLO B. DEKRAAI	For	Issuer	For	With

2

PROPOSAL TO APPROVE AMENDMENT NUMBER 6 TO THE WILLBROS GROUP, INC. 1996 STOCK PLAN, TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK OF THE COMPANY AUTHORIZED FOR ISSUANCE THEREUNDER FROM 4,075,00 TO 4,825,000.

	Against	Issuer	For	Against

3

PROPOSAL TO APPROVE AMENDMENT NUMVER 1 TO THE WILLBROS GROUP, INC. AMENDED AND RESTATED 2006 DIRECTOR RESTRICTED STOCK PLAN, TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK OF THE COMPANY AUTHORIZED FOR ISSUANCE THEREUNDER FROM 50,000 TO 250,000.

	For	Issuer	For	With

4	RATIFICATION OF THE APPOINTMENT OF GRANT THORNTON LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR 2008.	For	Issuer	For	With

X-RITE, INCORPORATED

Ticker Symbol:XRIT	Cusip Number:983857103
Record Date: 4/4/2008	Meeting Date: 5/28/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-STANLEY W. CHEFF, 02-DR. MASSIMO S. LATTMANN, 03-JOHN E. UTLEY	Against	Issuer	For	Against	WITHHOLD AUTHORITY TO VOTE FOR: 01-STANLEY W. CHEFF, 02-DR. MASSIMO S. LATTMANN, 03-JOHN E. UTLEY

2	TO APPROVE A PROPOSED AMENDMENT TO THE COMPANY'S ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK.	For	Issuer	For	With

ZEBRA TECHNOLOGIES CORPORATION

Ticker Symbol:ZBRA	Cusip Number:989207105
Record Date: 3/27/2008	Meeting Date: 5/22/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-ANDERS GUSTAFSSON, 02-ANDREW K. LUDWICK	Split	Issuer	For	With/Against	WITHHOLD AUTHORITY TO VOTE FOR: 02-ANDREW K. LUDWICK

2	PROPOSAL TO RATIFY ERNST & YOUNG LLP AS INDEPENDENT AUDITORS	For	Issuer	For	With

ZOLL MEDICAL CORPORATION

Ticker Symbol:ZOLL	Cusip Number:989922109
Record Date: 12/7/2007	Meeting Date: 1/23/2008

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes

1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-DANIEL M. MULVENA*,02-BENSON F. SMITH*,03-JOHN J. WALLACE*,04-LEWIS H. ROSENBLUM**	For	Issuer	For	With	*CLASS I DIRECTORS TO SERVE UNTIL THE 2011 ANNUAL MEETING **CLASS III DIRECTOR TO SERVE UNTIL THE 2010 ANNUAL MEETING

2	PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 28, 2008.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRESIDIO FUNDS

By: /s/ Kevin O'Boyle

      Kevin O'Boyle, President

Date:       08/27/08